PIMCO RAFI Dynamic Multi-Factor US Equity ETF Annual Fund Operating Expenses - PIMCO RAFI Dynamic Multi-Factor US Equity ETF - PIMCO RAFI Dynamic Multi-Factor US Equity ETF	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Expenses (as a percentage of Assets)	0.29%